Document and Entity Information	Feb. 26, 2024
Prospectus:
Document Type	497
Document Period End Date	Feb. 26, 2024
Entity Registrant Name	Invesco Exchange-Traded Self-Indexed Fund Trust
Entity Central Index Key	0001657201
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 26, 2024
Document Effective Date	Feb. 26, 2024
Prospectus Date	Dec. 20, 2023
Invesco International Developed Dynamic Multifactor ETF | Invesco International Developed Dynamic Multifactor ETF
Prospectus:
Trading Symbol	IMFL